Lease	12 Months Ended
Dec. 31, 2024
Lease

11. LEASE

The Group’s operating leases mainly related to offices, warehouses and manufacturing facilities. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the term. Certain leases include rental-free periods and renewal options, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2023 and 2024, the Group had no finance leases.

As of December 31, 2023 and 2024, the weighted average remaining lease term was 2.5 years and 2.3 years, respectively, and the weighted average discount rate was 4.9% and 4.8% for the Group’s operating leases respectively.

Operating lease cost for the years ended December 31, 2022, 2023 and 2024, was RMB16,777, RMB15,244 and RMB15,322 (US$2,099) respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended December 31, 2022,

2023 and 2024 was RMB5,062, RMB5,379 and RMB6,384 (US$875), respectively. For the years ended December 31, 2022, 2023 and 2024, no lease cost was capitalized.

Future lease payments under operating leases as of December 31, 2024 were as follows:

	For the year ended December 31,
	RMB	US$
2025	14,697	2,013
2026	8,897	1,219
2027	1,782	244
2028	1,484	203
2029	134	18
Total future lease payments	26,994	3,697
Less: imputed interest	1,384	188
Total lease liability balance	25,610	3,509